Financial instruments and fair value	12 Months Ended
Feb. 01, 2014
Financial instruments and fair value

19. Financial instruments and fair value

Signet’s principal financial instruments are comprised of cash, cash deposits/investments and overdrafts, accounts receivable and payable, derivatives and a revolving credit facility. Signet does not enter into derivative transactions for trading purposes. Derivative transactions are used by Signet for risk management purposes to address risks inherent in Signet’s business operations and sources of finance. The main risks arising from Signet’s operations are market risk including foreign currency risk and commodity risk, liquidity risk and interest rate risk. Signet uses these financial instruments to manage and mitigate these risks under policies reviewed and approved by the Board.

Market risk

Signet generates revenues and incurs expenses in US dollars and pounds sterling. As a portion of Signet’s UK division purchases are denominated in US dollars, Signet enters into forward foreign currency exchange contracts, foreign currency option contracts and foreign currency swaps to manage this exposure to the US dollar.

Signet holds a fluctuating amount of pounds sterling cash reflecting the cash generative characteristics of the UK division. Signet’s objective is to minimize net foreign exchange exposure to the income statement on pound sterling denominated items through managing this level of cash, pound sterling denominated intercompany balances and US dollar to pound sterling swaps. In order to manage the foreign exchange exposure and minimize the level of pound sterling cash held by Signet, the pound sterling denominated subsidiaries pay dividends regularly to their immediate holding companies and excess pounds sterling are sold in exchange for US dollars.

Signet’s policy is to minimize the impact of precious metal commodity price volatility on operating results through the use of outright forward purchases of, or by entering into either purchase options or net zero-cost collar arrangements to purchase, precious metals within treasury guidelines approved by the Board. In particular, Signet undertakes some hedging of its requirement for gold through the use of options, net zero-cost collar arrangements (a combination of call and put option contracts), forward contracts and commodity purchasing, while fluctuations in the cost of diamonds are not hedged.

Liquidity risk

Signet’s objective is to ensure that it has access to, or the ability to generate sufficient cash from either internal or external sources in a timely and cost-effective manner to meet its commitments as they become due and payable. Signet manages liquidity risks as part of its overall risk management policy. Management produces forecasting and budgeting information that is reviewed and monitored by the Board. Cash generated from operations and external financing are the main source of funding supplementing Signet’s resources in meeting liquidity requirements.

The main external source of funding is a $400 million senior unsecured multi-currency five year revolving credit facility, under which there were no borrowings as of February 1, 2014 or February 2, 2013.

Interest rate risk

Signet may enter into various interest rate protection agreements in order to limit the impact of movements in interest rates on its cash or borrowings. There were no interest rate protection agreements outstanding as of February 1, 2014 or February 2, 2013.

Credit risk and concentrations of credit risk

Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted. Signet does not anticipate non-performance by counterparties of its financial instruments, except for customer in-house financing receivables as disclosed in Note 10. Signet does not require collateral or other security to support cash investments or financial instruments with credit risk; however it is Signet’s policy to only hold cash and cash equivalent investments and to transact financial instruments with financial institutions with a certain minimum credit rating. Management does not believe Signet is exposed to any significant concentrations of credit risk that arise from cash and cash equivalent investments, derivatives or accounts receivable.

Derivatives

The following types of derivative financial instruments are utilized by Signet to mitigate certain risk exposures related to changes in commodity prices and foreign exchange rates:

Forward foreign currency exchange contracts (designated)—These contracts, which are principally in US dollars, are entered into in order to limit the impact of movements in foreign exchange rates on forecasted foreign currency purchases. The total notional amount of these foreign currency contracts outstanding as of February 1, 2014 was $42.3 million (February 2, 2013: $50.8 million). These contracts have been designated as cash flow hedges and will be settled over the next 12 months (February 2, 2013: 12 months).

Forward foreign currency exchange contracts (undesignated)—Foreign currency contracts not designated as cash flow hedges are used to hedge currency flows through Signet’s bank accounts to mitigate Signet’s exposure to foreign currency exchange risk in its cash and borrowings. The total notional amount of these foreign currency contracts outstanding as of February 1, 2014 was $22.1 million (February 2, 2013: $36.1 million).

Commodity forward purchase contracts and net zero-cost collar arrangements—These contracts are entered into in order to reduce Signet’s exposure to significant movements in the price of the underlying precious metal raw material. The total notional amount of these commodity derivative contracts outstanding as of February 1, 2014 was $63.0 million (February 2, 2013: $187.6 million). These contracts have been designated as cash flow hedges and will be settled over the next 12 months (February 2, 2013: 11 months).

The bank counterparties to the derivative contracts expose Signet to credit-related losses in the event of their nonperformance. However, to mitigate that risk, Signet only contracts with counterparties that meet certain minimum requirements under its counterparty risk assessment process. As of February 1, 2014, Signet believes that this credit risk did not materially change the fair value of the foreign currency or commodity contracts.

The following table summarizes the fair value and presentation of derivative instruments in the consolidated balance sheets:

	Derivative assets
		Fair value
	Balance sheet location	February 1, 2014	February 2, 2013
(in millions)
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current assets	$—	$1.0
Foreign currency contracts	Other assets	—	—
Commodity contracts	Other current assets	0.8	2.8
Commodity contracts	Other assets	—	—

		0.8	3.8

Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	0.2	—

Total derivative assets		$1.0	$3.8

	Derivative liabilities
		Fair value
	Balance sheet location	February 1, 2014	February 2, 2013
(in millions)
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current liabilities	$(2.1)	$—
Foreign currency contracts	Other liabilities	—	—
Commodity contracts	Other current liabilities	(0.8)	(4.6)
Commodity contracts	Other liabilities	—	—

		(2.9)	(4.6)

Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current liabilities	—	—

Total derivative liabilities		$(2.9)	$(4.6)

Derivatives designated as cash flow hedges

The following table summarizes the pre-tax gains (losses) recorded in accumulated OCI for derivatives designated in cash flow hedging relationships:

	February 1, 2014		February 2, 2013
(in millions)
Foreign currency contracts	$(2.3)		$1.3
Commodity contracts	(18.8	)(1)	(0.5)

Total	$(21.1)		$0.8

(1)	Includes losses of $18.2 million related to commodity contracts terminated prior to contract maturity in Fiscal 2014.

The following tables summarize the effect of derivative instruments designated as cash flow hedges in OCI and the consolidated income statements:

Foreign currency contracts

	Income statement caption	Fiscal 2014	Fiscal 2013
(in millions)
Gains (losses) recorded in accumulated OCI, beginning of year		$1.3	$1.2
Current period (losses) gains recognized in OCI		(2.7)	0.5
(Gains) losses reclassified from accumulated OCI to net income	Cost of sales	(0.9)	(0.4)

(Losses) gains recorded in accumulated OCI, end of year		$(2.3)	$1.3

Commodity contracts

	Income statement caption	Fiscal 2014		Fiscal 2013
(in millions)
(Losses) gains recorded in accumulated OCI, beginning of year		$(0.5)		$32.4
Current period (losses) gains recognized in OCI		(30.3	)(1)	(10.9)
Losses (gains) reclassified from accumulated OCI to net income	Cost of sales	12.0		(22.0)

(Losses) gains recorded in accumulated OCI, end of year		$(18.8)		$(0.5)

(1)	Includes losses of $27.8 million related to the change in fair value of commodity contracts the Company terminated prior to contract maturity in Fiscal 2014.

There was no material ineffectiveness related to the Company’s derivative instruments designated in cash flow hedging relationships for the years ended February 1, 2014 and February 2, 2013. Based on current valuations, the Company expects approximately $19.5 million of net pre-tax derivative losses to be reclassified out of accumulated OCI into earnings within the next 12 months.

Derivatives not designated as hedging instruments

The following table presents the effects of the Company’s derivatives instruments not designated as cash flow hedges in the consolidated income statements:

	Income statement caption	Amount of gain (loss) recognized in income
		Fiscal 2014	Fiscal 2013
(in millions)
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other operating income, net	$(5.5)	$—

Total		$(5.5)	$—

Fair value

The estimated fair value of Signet’s financial instruments held or issued to finance Signet’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that Signet would realize upon disposition nor do they indicate Signet’s intent or ability to dispose of the financial instrument. Assets and liabilities that are carried at fair value are required to be classified and disclosed in one of the following three categories:

Level 1—quoted market prices in active markets for identical assets and liabilities

Level 2—observable market based inputs or unobservable inputs that are corroborated by market data

Level 3—unobservable inputs that are not corroborated by market data

Signet determines fair value based upon quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. The methods Signet uses to determine fair value on an instrument-specific basis are detailed below.

	February 1, 2014		February 2, 2013
	Carrying amount	Significant other observable inputs (Level 2)	Carrying amount	Significant other observable inputs (Level 2)
(in millions)
Assets:
Foreign currency contracts	$0.2	$0.2	$1.0	$1.0
Commodity contracts	0.8	0.8	2.8	2.8
Liabilities:
Foreign currency contracts	(2.1)	(2.1)	—	—
Commodity contracts	(0.8)	(0.8)	(4.6)	(4.6)

The fair value of derivative financial instruments has been determined based on market value equivalents at the balance sheet date, taking into account the current interest rate environment, current foreign currency forward rates or current commodity forward rates. These are held as assets and liabilities within other receivables and other payables, and all contracts have a maturity of less than twelve months. The carrying amounts of cash and cash equivalents, accounts receivable, other receivables, accounts payable and accrued liabilities approximate fair value because of the short term maturity of these amounts.